Other Current Liabilities	12 Months Ended
Jun. 30, 2019
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES
11.	OTHER CURRENT LIABILITIES

Other current liabilities consisted of the following:

	June 30, 2019	June 30, 2018

Accrued payroll and welfare	$51,092	$-
Accrued rental expenses	42,519	-
Payable for leasehold improvements	24,593	-
Other tax payable	5,737	-
Others	6,042	-
	$129,983	$-